Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of Provision for income taxes
	2022	2021

Currently paid or payable	$3,253,913	$3,059,462
Deferred benefit	(118,587)	(76,374)
Total income tax expense	$3,135,326	$2,983,088

Schedule of federal income tax
	2022	2021

Computed expense at statutory rates	$3,543,806	$3,385,499
Tax exempt interest and BOLI	(243,121)	(228,773)
Disallowed interest	6,205	6,290
Partnership rehabilitation and tax credits	(389,911)	(468,054)
Low income housing investment amortization expense	212,284	286,808
Other	6,063	1,318
Total income tax expense	$3,135,326	$2,983,088

Schedule of deferred income tax (benefit) expense
	2022	2021

Depreciation	$22,316	$66,603
Mortgage servicing rights	(7,377)	(5,129)
Deferred compensation	0	2,246
Bad debts	(209,783)	(105,372)
Limited partnership amortization	61,442	57,387
Investment in CFS Partners	(90,527)	35,651
Deferred SBA PPP fees	102,702	(108,668)
Prepaid expenses	34,467	(5,384)
Other	(31,827)	(13,708)
Change in deferred tax benefit	$(118,587)	$(76,374)

Schedule of significant components of the net deferred tax asset
	2022	2021

Components of the deferred tax asset:
Bad debts	$1,828,937	$1,619,154
Deferred compensation	6,930	6,930
Contingent liability - MPF program	17,838	17,838
Finance lease	47,305	19,044
Operating lease	959	0
Deferred SBA PPP fees	5,966	108,668
Unrealized loss on debt securities AFS	5,493,977	310,208
Other	22,008	22,716
Total deferred tax asset	$7,423,920	$2,104,558

Components of the deferred tax liability:
Depreciation	$483,484	$461,168
Limited partnerships	156,394	94,952
Mortgage servicing rights	181,144	188,521
Investment in CFS Partners	29,586	120,113
Operating lease	0	3,315
Prepaid expenses	108,893	74,426
Total deferred tax liability	959,501	942,495
Net deferred tax asset	$6,464,419	$1,162,063